Financial Risk Management - Schedule of Exposures to Risks, Effects on Profit before Income Tax and Shareholders' Equity (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
10% strengthening in foreign exchange rate
Disclosure of detailed information about financial instruments [line items]
Fluctuation of foreign exchange rate	10.00%	10.00%	10.00%
Impact on profit before income tax	₩ (9,165)	₩ (6,452)	₩ (10,313)
Impact on equity	₩ (9,089)	₩ (15,351)	₩ (18,460)
10% weakening in foreign exchange rate
Disclosure of detailed information about financial instruments [line items]
Fluctuation of foreign exchange rate	10.00%	10.00%	10.00%
Impact on profit before income tax	₩ 9,165	₩ 6,452	₩ 10,313
Impact on equity	₩ 9,089	₩ 15,351	₩ 18,460
10% percentage increase in market equity price
Disclosure of detailed information about financial instruments [line items]
Fluctuation of price	10.00%	10.00%	10.00%
Impact on profit before income tax	₩ 303	₩ 519	₩ 1,473
Impact on equity	₩ 195,275	₩ 129,404	₩ 121,423
10% percentage decrease in market equity price
Disclosure of detailed information about financial instruments [line items]
Fluctuation of price	10.00%	10.00%	10.00%
Impact on profit before income tax	₩ (303)	₩ (519)	₩ (1,473)
Impact on equity	₩ (195,275)	₩ (129,404)	₩ (121,423)
100 basis point increase in market interest rate
Disclosure of detailed information about financial instruments [line items]
Fluctuation of interest rate	1.00%	1.00%	1.00%
Impact on profit before income tax	₩ (7,046)	₩ (1,658)	₩ (2,693)
Impact on equity	₩ (2,142)	₩ (11,903)	₩ (4,718)
100 basis point decrease in market interest rate
Disclosure of detailed information about financial instruments [line items]
Fluctuation of interest rate	1.00%	1.00%	1.00%
Impact on profit before income tax	₩ 7,047	₩ 1,665	₩ 2,696
Impact on equity	₩ 2,391	₩ 12,337	₩ 5,037